Property and Equipment, Net and Right-of-Use Assets, Net - Schedule of Right-of-Use Asset and Lease Liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Right-of-use asset:
Right-of-use asset, beginning balance	R$ 1,435	R$ 1,441	R$ 2,457
Additions	1,247	876	113
Disposals		(20)
Amortization	(891)	(862)	(1,129)
Right-of-use asset, Ending balance	1,791	1,435	1,441
Lease liabilities:
Lease liabilities, beginning balance	1,519	1,587	2,537
Interest accrued	227	316	175
Additions	1,242	1,341
Cancellations		(710)
Consideration paid	(1,101)	(1,053)	(1,238)
Remeasurement	4	38	113
Lease liabilities, Ending balance	R$ 1,891	R$ 1,519	R$ 1,587